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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                   	  Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                  Pioneer Strategic Income Fund
                  Schedule of Investments  12/31/08

Principal  Float
Amount     Rate (c)                                              Value

                  CONVERTIBLE CORPORATE BONDS - 3.1 %
                  Energy - 0.2 %
                  Coal & Consumable Fuels - 0.2 %
4,400,000         Massey Energy Co., 3.25%, 8/1/15          $    2,387,000
                  Total Energy                              $    2,387,000
                  Capital Goods - 0.2 %
                  Trading Companies & Distributors - 0.2 %
4,775,000         Wesco Distribution, Inc., 1.75%, 11/15/26 $    2,632,219
                  Total Capital Goods                       $    2,632,219
                  Transportation - 0.2 %
                  Marine - 0.2 %
5,345,000         Horizon Lines, 4.25%, 8/15/12             $    2,739,313
                  Railroads - 0.0 %
440,000           Greenbrier Co., Inc., 2.375%, 5/15/26     $      174,350
                  Total Transportation                      $    2,913,663
                  Consumer Services - 0.2 %
                  Casinos & Gaming - 0.2 %
3,375,000         Scientific Games Corp., 0.75%, 12/1/24    $    2,923,594
                  Total Consumer Services                   $    2,923,594
                  Health Care Equipment & Services - 0.6 %
                  Health Care Facilities - 0.3 %
1,175,000         LifePoint Hospitals, Inc., 3.25%, 8/15/25 $      844,531
3,965,000         LifePoint Hospitals, Inc., 3.5%, 5/15/14       2,681,331
                                                            $    3,525,862
                  Health Care Services - 0.2 %
6,260,000         Omnicare, Inc., 3.25%,12/15/35            $    3,513,425
                  Total Health Care Equipment & Services    $    7,039,287
                  Pharmaceuticals & Biotechnology - 0.2 %
                  Pharmaceuticals - 0.2 %
2,995,000         Mylan Labs, Inc., 1.25%, 3/15/12          $    2,201,325
                  Total Pharmaceuticals & Biotechnology     $    2,201,325
                  Banks - 0.1 %
                  Regional Banks - 0.1 %
1,940,000         National City Corp., 4.0%, 2/1/11         $    1,729,025
                  Total Banks                               $    1,729,025
                  Diversified Financials - 0.1 %
                  Asset Management & Custody Banks - 0.1 %
1,770,000         Affiliated Managers Group Inc., 3.95%, 8/1$    1,210,238
                  Total Diversified Financials              $    1,210,238
                  Technology Hardware & Equipment - 0.3 %
                  Electronic Equipment & Instruments - 0.2 %
5,090,000         L-1 Identity Solutions, Inc., 3.75%, 5/15/$    2,716,788
                  Electronic Manufacturing Services - 0.0 %
585,000           Flextronics International, Ltd., 1.0%, 8/1$      482,625
                  Total Technology Hardware & Equipment     $    3,199,413
                  Telecommunication Services - 0.9 %
                  Integrated Telecommunication Services - 0.4 %
5,195,000         Qwest Communications Intl, 3.5%, 11/15/25 $    4,370,292
                  Wireless Telecommuniction Services - 0.5 %
10,470,000        NII Holdings, 3.125%, 6/15/12 (b)         $    6,347,438
                  Total Telecommunication Services          $   10,717,730
                  TOTAL CONVERTIBLE CORPORATE BONDS
                  (Cost  $39,224,909)                       $   36,953,494

                  PREFERRED STOCK - 0.5 %
                  Diversified Financials - 0.5 %
                  Diversified Financial Services - 0.5 %
9,270             Bank of America Corp., 7.25%, 12/31/49    $    6,025,500
                  TOTAL PREFERRED STOCK
                  (Cost  $7,173,836)                        $    6,025,500

                  COMMON STOCKS - 0.1 %
                  Materials - 0.0 %
                  Forest Products - 0.0 %
151,370           Ainsworth Lumber Co., Ltd. * (b)          $      123,420
                  Total Materials                           $      123,420
                  Transportation - 0.1 %
                  Airlines - 0.1 %
78,528            Delta Air Lines, Inc. * (b)               $      899,930
                  Total Transportation                      $      899,930
                  TOTAL COMMON STOCKS
                  (Cost  $2,930,637)                        $    1,023,350

                  ASSET BACKED SECURITIES - 4.8 %
                  Energy - 0.2 %
                  Oil & Gas - 0.2 %
2,515,021  0.00   PF Export Receivable Master Trust, 6.436%,$    2,489,871
                  Total Energy                              $    2,489,871
                  Consumer Services - 0.3 %
                  Restaurants - 0.3 %
5,205,000  0.00   Dunkin Brands Master Finance LLC, 8.28%, 6$    3,355,768
                  Total Consumer Services                   $    3,355,768
                  Food & Drug Retailing - 0.2 %
                  Food Retail - 0.2 %
6,400,000  0.00   Dominos Pizza Master Issuer LLC, 7.629%, 4$    2,560,000
                  Total Food & Drug Retailing               $    2,560,000
                  Banks - 3.3 %
                  Thrifts & Mortgage Finance - 3.3 %
1,898,009  0.00   ACE 2004-HE4 M1, Floating Rate Note, 12/25$    1,201,844
650,000    0.00   Aegis Asset Backed Securities, Floating Rat      303,564
3,498,000  0.00   Alfa Div Pymt Rights Finance, Floating Rat     2,273,700
556,000    0.91   Asset Backed Securities Corp., Floating Rat      460,922
2,915,000  0.00   Carrington Mortgage, Floating Rate Note, 1     2,473,416
2,173,015  0.00   CMLTI 2006-WFH2 A2A, Floating Rate Note, 8     1,617,352
2,465,000  0.00   Countrywide Asset Backed Certificates, Flo     2,126,191
2,900,000  0.93   Countrywide Asset-Backed Certificates, Flo     2,383,316
1,579,936  0.93   Countrywide Asset-Backed Certificates, Flo     1,210,722
4,454,000  0.00   Countrywide Asset-Backed Certificates, Flo     4,068,261
1,000,000  0.00   FBR Securitixation Trust, Floating Rate No       736,991
3,534,124  0.76   FBR Securitization Trust, 2.76188%, 9/25/3     3,004,811
244,632    0.00   FFML 2006-FF4 A2, Floating Rate Note, 3/25       185,237
265,331    0.00   First Franklin Mortgage Loan Asset Backed        218,114
1,041,425  0.00   Fremont Home Loan Trust, Floating Rate Not       945,148
1,256,000  0.00   GSAMP Trust, Floating Rate Note, 1/25/37         941,882
1,286,185  0.00   GSAMP Trust, Floating Rate Note, 11/25/35      1,183,794
5,144,631  0.00   GSAMP Trust, Floating Rate Note, 11/25/35      3,835,426
1,555,729  0.00   GSAMP Trust, Floating Rate Note, 3/25/35       1,430,939
3,625,402  0.00   Lehman XS Trust, Floating Rate Note, 12/25     1,076,051
879,361    0.00   Lehman XS Trust, Floating Rate Note, 5/25/       866,473
2,050,000  0.00   MLMI 2006-AR1 A2C, Floating Rate Note, 3/25    1,388,709
1,648,787         Morgan Stanley Capital Trust, Floating Rate    1,522,990
1,271      DKK    Nykredit, 6.0%, 10/1/29                              239
56,175     DKK    Nykredit, 7.0%, 10/1/32                           10,953
717,058    0.00   Option One Mortgage Trust, Floating Rate N       641,852
1,855,000  0.91   RASC 2005-KS7 M1, Floating Rate Note, 8/25/    1,436,340
1,514,541  0.00   Residential Asset Mortgage Products, Inc.,     1,077,667
475,714    0.00   Residential Asset Securities, Floating Rat       400,930
                                                            $   39,023,834
                  Total Banks                               $   39,023,834
                  Utilities - 0.7 %
                  Independent Power Producers & Energy Traders - 0.7 %
4,458,576         Ormat Funding Corp., 8.25%, 12/30/20      $    3,383,350
3,000,000         Power Contract Financing LLC, 0.681%, 2/5/     2,430,000
2,872,706  0.00   Power Receivables Finance LLC, 6.29%, 1/1/     2,814,045
                                                            $    8,627,395
                  Total Utilities                           $    8,627,395
                  TOTAL ASSET BACKED SECURITIES
                  (Cost  $52,579,029)                       $   56,056,868

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2 %
                  Materials - 0.2 %
                  Forest Products - 0.2%
6,475,000         T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)$    1,942,500
750,000           TSTAR 2006-1A A, 5.668%, 10/15/36                602,256
                                                            $    2,544,756
                  Total Materials                           $    2,544,756
                  Banks - 3.7 %
                  Thrifts & Mortgage Finance - 3.7 %
2,810,000  0.00   Adjustable Rate Mortgage Trust, Floating R$    1,162,493
1,735,000  0.00   American Tower Trust, 5.9568%, 4/15/37         1,187,255
5,673,371         Chase Mortgage Finance Corp., 5.5%, 5/25/3     4,569,986
1,356,649  0.00   Countrywide Alternative Loan Trust, Floati       611,798
101,333    0.00   Countrywide Home Loans, Floating Rate Note        85,981
736,011    0.00   CS First Boston Mortgage Security, Floating      134,322
2,219,654  0.00   DSLA 2005-AR6 2A1C, Floating Rate Note, 10       913,927
5,379,888  0.00   Harborview Mortgage Loan Trust, Floating R     2,313,812
1,713,252  0.00   Impac CMB Trust, Floating Rate Note, 11/25       848,745
625,404    0.00   Impac CMB Trust, Floating Rate Note, 9/25/       344,648
2,277,248  0.00   Impac Securities Assets Corp, Floating Rat     1,616,580
210,636    0.00   INDX 2004-AR1, 2A Floating Rate Note, 4/25/      133,582
3,644,850  0.00   J.P. Morgan Alternative Loan Trust, 6.0%,      2,672,434
5,242,372         JP Morgan Mortgage Trust, 6.0%, 8/25/34        4,610,011
3,126,497  0.00   Luminent Mortgage Trust, Floating Rate Not       488,298
6,289,031  0.00   Master Alternative Loans Trust, 6.0%, 7/25     4,901,514
1,706,334         Master Asset Securitization Trust, 5.5%, 1     1,496,195
3,229,049  0.00   Residential Funding Mtg Sec I, 5.5%, 11/25     2,724,543
2,020,000  0.00   SBA CMBS Trust, 6.904%, 11/15/36               1,353,400
1,168,663  0.00   Structured Asset Mortgage Investments, Inc       530,159
2,720,769         WAMU Mortgage Pass-Through Certificates, 4     2,145,660
3,729,090  0.00   WAMU Mortgage Pass-Through Certificates, F     1,760,447
951,199    0.00   WAMU Mortgage Pass-Through Certificates, F       227,078
4,549,452         Wells Fargo Mortgage Backed Securities, 5.     4,304,919
3,922,937         Wells Fargo Mortgage Backed Securities, 5.     2,849,033
                                                            $   43,986,820
                  Total Banks                               $   43,986,820
                  Telecommunications - 0.3 %
                  Wireless Telecommunication Services - 0.3 %
1,376,000  0.00   Global Signal, 7.036%, 2/15/36 (144A)            904,569
767,521    0.00   Global Tower Partners Acquisition, Floatin       436,119
2,780,000  0.00   Tower 2004-2A F, 6.376%, 12/15/14              2,101,680
                                                            $    3,442,368
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost  $68,047,661)                       $   49,973,944

                  CORPORATE BONDS - 46.4 %
                  Energy - 5.5 %
                  Coal & Consumable Fuels - 0.4 %
6,585,000         Massey Energy Co., 6.875%, 12/15/13       $    4,872,900
                  Oil & Gas Drilling - 0.6 %
5,860,496         DDI Holding AS, 9.3%, 1/19/12 (144A)      $    2,930,248
942,023           DDI Holdings AS, 9.3%, 4/23/12 (144A)            471,012
13,500,000 NOK    Petromena AS, 9.75%, 5/24/12 (144A)              583,363
2,415,000         Transocean Sedco, 1.5%, 12/15/37               1,956,150
1,950,000         Transocean Sedco, 1.625%, 12/15/37             1,698,938
                                                            $    7,639,711
                  Oil & Gas Equipment & Services - 0.5 %
2,970,000         Complete Production Service, 8.0%, 12/15/1$    1,871,100
4,695,000         Oceanografia SA De CV, 11.25%, 7/15/15         2,441,400
3,000,000  0.00   Sevan Marine ASA, Floating Rate Note, 5/14     1,502,700
5,000,000  11.99  Sevan Marine ASA, Floating Rate Note, 10/2       432,121
                                                            $    6,247,321
                  Oil & Gas Exploration & Production - 2.0 %
2,520,000         Canadian National Resources, 5.9%, 2/1/18 $    2,177,232
2,450,000         Compton Petroleum Corp., 7.625%, 12/1/13         735,000
765,000           Gaz Capital, 8.146%, 4/11/18 (144A)              539,325
3,847,941         Gazprom Intl SA, 7.201%, 2/1/20                2,808,997
2,065,000         Harvest Operations Corp., 7.875%, 10/15/11     1,486,800
1,060,000         Hilcorp Energy, 7.75%, 11/1/15 (144A)            747,300
1,655,000         Hilcorp Energy, 9.0%, 6/1/16 (144A)            1,183,325
3,100,000         Parallel Petroleum Corp., 10.25%, 8/1/14       1,968,500
3,150,000         Quicksilver Resources, Inc., 7.125%, 4/1/1     1,685,250
440,000           Sandridge Energy, Inc., 8.0%, 6/1/18             244,200
3,520,000         Sandridge Energy, Inc., 8.625, 4/1/15          1,848,000
3,360,000  5.06   Sandridge Energy, Inc., Floating Rate Note     1,786,898
4,127,768         Tengizchevroil LLP, 6.124%, 11/15/14 (144A     3,137,104
1,295,000         TNK-BP Finance SA, 6.625%, 3/20/17 (144A)        621,600
4,160,000         TNK-BP Finance SA, 7.5%, 7/18/16 (144A)        2,163,200
1,250,000         TNK-BP Finance SA, 7.875%, 3/13/18 (144A)        625,000
                                                            $   23,757,731
                  Oil & Gas Refining & Marketing - 0.4 %
3,625,000         Spectra Energy Capital, 6.2%, 4/15/18     $    3,145,594
2,820,000         Verasun Energy Corp., 9.875%, 12/15/12 (b)     1,692,000
                                                            $    4,837,594
                  Oil & Gas Storage & Transporation - 1.6 %
1,750,000         Buckeye Partners LP, 6.05%, 1/15/18       $    1,466,955
535,000           Copano Energy LLC, 8.125%, 3/1/16                387,875
5,225,000         Kinder Morgan Energy, 5.95%, 2/15/18 (b)       4,459,355
4,575,000         NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)       4,341,762
3,950,000         Plains All America Pipeline, 6.125%, 1/15/     3,141,004
5,035,000         Questar Pipeline Co., 5.83%, 2/1/18            4,654,344
2,240,000         Southern Union Co., 7.2%, 11/1/66                772,800
                                                            $   19,224,095
                  Total Energy                              $   66,579,352
                  Materials - 3.8 %
                  Aluminum - 0.4 %
4,507,000         Asia Aluminum Holdings, 8.0%, 12/23/11 (14$    1,397,170
3,050,000         CII Carbon LLC, 11.125%, 11/15/15 (b)          1,952,000
1,445,000  6.83   Noranda Aluminum Acquisition, Floating Rat       491,300
2,160,000         Novelis, Inc., 7.25%, 2/15/15                  1,252,800
                                                            $    5,093,270
                  Commodity Chemicals - 0.2 %
5,385,000         Basell Finance Co., 8.1%, 3/15/27 (144A)  $      107,700
6,970,000         Georgia Gulf Corp., 9.50%, 10/15/14 (b)        2,091,000
                                                            $    2,198,700
                  Construction Materials - 0.3 %
2,900,000  6.64   C8 Capital SPV, Ltd., Floating Rate Note, $    1,470,300
4,030,000         U.S. Concrete, Inc., 8.375%, 4/1/14            2,176,200
                                                            $    3,646,500
                  Diversified Chemical - 0.0 %
3,000,000  EURO   Ineos Group Holdings Plc, 7.875%, 2/15/16 $      502,380
                  Diversified Metals & Mining - 0.7 %
1,440,000         American Rock Salt Co., LLC, 9.5%, 3/15/14$    1,303,200
895,000           FMG Finance Pty, Ltd.,10.625%, 9/1/16 (144A      519,100
4,200,000  5.88   Freeport-McMoran Copper & Gold, Floating R     2,772,000
3,000,000         Vale Overseas, Ltd., 6.25%, 1/11/16            2,845,500
2,700,000         Vedenta Resources Plc, 9.5%, 7/18/18 (144A     1,404,000
                                                            $    8,843,800
                  Fertilizers & Agricultural Chemicals - 0.6 %
7,335,000         Agrium, Inc., 6.75%, 1/15/19              $    7,021,414
                  Forest Products - 0.0 %
503,952           Ainsworth Lumber, 11.0%, 7/29/15 (144A) (b$      302,371
                  Metal & Glass Containers - 0.3 %
1,135,000         Consol Glass, Ltd., 7.625%, 4/15/14 (144A)$      950,336
2,130,000         Greif Brothers Corp., 6.75%, 2/1/17            1,885,050
                                                            $    2,835,386
                  Paper Packaging - 0.6 %
7,201,000         Graham Packaging Co., 8.5%, 10/15/12 (b)  $    5,130,713
400,000           Graphic Packaging Co., 8.5%, 8/15/11             334,000
3,540,000         Graphic Packaging Co., 9.5%, 8/15/13           2,442,600
                                                            $    7,907,313
                  Precious Metals & Minerals - 0.1 %
1,070,000         Alrosa Finance SA, 8.875%, 11/17/14 (144A)$      642,000
                  Specialty Chemicals - 0.1 %
1,690,000         Arco Chemical Co., 9.8%, 2/1/20           $      169,000
2,570,000         Kronos International, Inc., 6.5%, 4/15/13        789,016
                                                            $      958,016
                  Steel - 0.5 %
5,110,000         ArcelorMittal, 6.125%, 6/1/18             $    3,499,113
1,675,000         Commercial Metals Co., 7.35%, 8/15/18          1,341,183
2,480,000         Evraz Group SA, 8.875%, 4/24/13 (144A)         1,264,800
                                                            $    6,105,096
                  Total Materials                           $   46,056,246
                  Capital Goods - 3.8 %
                  Aerospace & Defense - 0.4 %
3,500,000         Aeroflex, Inc., 11.75%, 2/15/15 (144A)    $    2,279,375
1,835,000         BE Aerospace, Inc., 8.5%, 7/1/18 (b)           1,651,500
400,000           L-3 Communications Corp., 6.125%, 1/15/14        363,000
                                                            $    4,293,875
                  Building Products - 0.2 %
3,852,000  6.72   C10 Capital SPV, Ltd., Floating Rate Note,$    1,832,897
                  Construction & Engineering - 0.5 %
3,550,000         Dycom Industries, 8.125%, 10/15/15        $    2,502,750
1,545,000  6.65   Esco Corp, Floating Rate Note, 12/15/13 (1       988,800
3,720,000         Mastec, Inc., 7.625%, 2/1/17                   2,794,650
                                                            $    6,286,200
                  Construction & Farm Machinery & Heavy Trucks - 0.7 %
3,560,000         American Railcar, 7.5%, 3/1/14            $    2,349,600
2,500,000         Commercial Vehicle Group, 8.0%, 7/1/13         1,175,000
5,275,000         Greenbrier Co., Inc., 8.375%, 5/15/15          3,751,844
1,120,000         Titan Wheel Intl, Inc., 8.0%, 1/15/12            828,800
                                                            $    8,105,244
                  Electrical Component & Equipment - 1.2 %
5,609,000         Anixter International Corp., 5.95%, 3/1/15$    4,487,200
4,585,000         Baldor Electric, 8.625%, 2/15/17 (b)           3,415,825
5,010,000         Belden CDT Inc., 7.0%, 3/15/17                 3,757,500
4,270,000         General Cable Corp., 1.0%, 10/15/12 (b)        2,663,413
                                                            $   14,323,938
                  Industrial Conglomerates - 0.1 %
1,655,000         Park-Ohio Industries, Inc., 8.375%, 11/15/$      678,550
                  Industrial Machinery - 0.5 %
2,150,000         Gardner Denver, Inc., 8.0%, 5/1/13 (144A) $    1,892,000
3,160,000         Industrias Metalurgicas Pescar, 11.25% 10/     1,422,000
4,255,000         Mueller Water Products, 7.375%, 6/1/17         2,893,400
                                                            $    6,207,400
                  Trading Companies & Distributors - 0.2 %
1,695,000         Aleris International, Inc., 9.0%, 12/15/14$      101,700
6,925,000         Glencore Funding LLC, 6.0%, 4/15/14 (144A)     2,803,226
                                                            $    2,904,926
                  Total Capital Goods                       $   44,633,030
                  Commercial Services & Supplies - 0.1 %
                  Environmental & Facilities Services - 0.0 %
288,000           Clean Harbors, Inc., 11.25%, 7/15/12 (144A$      288,720
                  Research & Consulting Services - 0.1 %
900,000           FTI Consulting, 7.75%, 10/1/16            $      740,250
                  Total Commercial Services & Supplies      $    1,028,970
                  Transportation - 1.7 %
                  Air Freight & Couriers - 0.2 %
900,000           Ceva Group Plc, 10.0%, 9/1/14 (144A)      $      667,125
3,815,000  EURO   Ceva Group Plc, 8.5%, 12/1/14 (144A)           1,969,818
                                                            $    2,636,943
                  Airlines - 0.3 %
824,036           Continental Airlines, Inc., 7.461%, 4/1/13$      618,027
1,770,297         Continental Airlines, Inc., 6.795%, 8/2/18     1,044,475
2,427,906         Delta Airlines, 7.779%, 1/2/12                 2,100,139
                                                            $    3,762,641
                  Marine - 0.2 %
1,780,000         CMA CGM SA, 7.25%, 2/1/13 (144A) (b)      $      801,000
1,770,000         Stena AB, 6.125%, 2/1/17 (144A)                1,037,415
                                                            $    1,838,415
                  Railroads - 1.0 %
2,530,000         Burlington Sante Fe Corp., 5.75%, 3/15/08 $    2,438,872
2,950,000         Kansas City Southern Mexico, 7.375%, 6/1/1     2,413,690
2,185,000         Kansas City Southern Mexico, 7.625%, 12/1/     1,791,700
3,890,000         Kansas City Southern, 8.0%, 6/1/15             3,092,550
775,000           TFM SA De CV, 9.375%, 5/1/12                     709,125
1,245,000         Union Pacific Corp., 7.875%, 1/15/19           1,422,323
                                                            $   11,868,260
                  Total Transportation                      $   20,106,259
                  Automobiles & Components - 0.8 %
                  Auto Parts & Equipment - 0.8 %
2,750,000         Allison Transmission 11.0%, 11/1/15 (144A)$    1,347,500
4,140,000         Cooper Standard Auto, 7.0%, 12/15/12           1,242,000
7,215,000         Lear Corp., 8.75%, 12/1/16                     2,092,350
3,555,000         Tenneco Automotive, Inc., 8.625%, 11/15/14     1,350,900
5,635,000         TRW Automotive, Inc., 7.25%, 3/15/17           2,873,850
                                                            $    8,906,600
                  Total Automobiles & Components            $    8,906,600
                  Consumer Durables & Apparel - 0.8 %
                  Homebuilding - 0.3 %
5,079,000         Meritage Homes Corp., 6.25%, 3/15/15      $    2,691,870
1,540,000         Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (1     1,139,600
                                                            $    3,831,470
                  Household Appliances - 0.3 %
4,940,000         Whirlpool Corp., 5.5%, 3/1/13             $    3,908,439
                  Housewares & Specialties - 0.1 %
630,000           Yankee Acquisition Corp., 8.5%, 2/15/15 (b$      293,738
2,355,000         Yankee Acquisition Corp., 9.75%, 2/15/17 (       989,100
                                                            $    1,282,838
                  Textiles - 0.1 %
1,015,000         Invista, 9.25%, 5/1/12 (144A)             $      710,500
                  Total Consumer Durables & Apparel         $    9,733,247
                  Consumer Services - 1.9 %
                  Casinos & Gaming - 1.6 %
5,415,000         Codere Finance SA, 8.25%, 6/15/15 (144A)  $    3,664,967
1,655,000         Firekeepers Development Authority, 13.875%,    1,026,100
7,530,000  8.25 EULottomatica S.p.A. Floating Rate Note, 3/3     6,304,869
1,875,000         Manshantucket Pequot Tribe, 8.5%, 11/15/15       735,938
2,041,000         Peermont Global, Ltd., 7.75%, 4/30/14 (144     1,452,590
3,960,000         Scientific Games Corp., 6.25%, 12/15/12        3,187,800
4,970,000         Shingle Springs Tribal, 9.375%, 6/15/15 (1     2,485,000
3,997,000         Station Casinos, Inc., 6.625%, 3/15/18           229,828
                                                            $   19,087,092
                  Education Services - 0.3 %
2,820,000         President & Fellows of Harvard, 3.7%, 4/1/$    2,781,789
                  Total Consumer Services                   $   21,868,881
                  Media - 1.3 %
                  Broadcasting - 1.2 %
3,390,000         Grupo Telivisa SA, 6.0%, 5/15/18 (144A)   $    2,850,651
7,500,000         Intelsat Sub Holdings, 8.5%, 1/15/13 (144A     6,937,500
3,850,000         Kabel Deutschland GMBH, 10.625%, 7/1/14        3,426,500
1,205,000         Telesat Canada, 12.5%, 11/1/17                   723,000
6,320,000         Univision Communications, 9.75%, 3/15/15 (       790,000
                                                            $   14,727,651
                  Cable & Satellite - 0.1 %
640,000           Time Warner Cable, Inc., 8.75, 2/14/19    $      695,894
                  Total Media                               $   15,423,545
                  Retailing - 0.9 %
                  Apparel Retail - 0.3 %
2,335,000         Brown Shoe Co., Inc., 8.75%, 5/1/12       $    1,727,900
2,530,000  8.21   Edcon Proprietary, Ltd., Floating Rate Not     1,412,246
                                                            $    3,140,146
                  Automotive Retail - 0.0 %
255,000           Autonation, Inc., 7.0%, 4/15/14 (b)       $      186,150
                  Internet Retail - 0.2 %
3,820,000         Ticketmaster, 10.75%, 8/1/16              $    2,062,800
                  Specialty Stores - 0.4 %
4,810,000         Sally Holdings, 9.25%, 11/15/14 (144A) (b)$    4,136,600
                  Total Retailing                           $    9,525,696
                  Food, Beverage & Tobacco - 1.4 %
                  Agricultural Products - 0.4 %
4,035,000         Cargill Inc., 5.2%, 1/22/13 (144A)        $    3,696,443
1,815,000         Cosan Finance Ltd., 7.0%, 2/1/17 (144A)        1,197,900
                                                            $    4,894,343
                  Brewers - 0.3 %
535,000           Cia Brasileira de Bebida, 10.5%, 12/15/11 $      587,163
2,530,000         Cia Brasileira de Bebida, 8.75%, 9/15/13       2,656,500
                                                            $    3,243,663
                  Distillers & Vintners - 0.4 %
4,940,000         Constellation Brands, Inc., 8.375%, 12/15/$    4,693,000
                  Packaged Foods & Meats - 0.2 %
750,000           Bertin, Ltd., 10.25%, 10/5/16 (144A)      $      412,500
1,855,000         Independencia International, 9.875%, 5/15/1    1,020,250
1,250,000         Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)      687,500
                                                            $    2,120,250
                  Tobacco - 0.1 %
1,070,000         Alliance One International, Inc., 11.0%, 5$      888,100
540,000           Alliance One International, Inc., 8.5%, 5/       396,900
                                                            $    1,285,000
                  Total Food, Beverage & Tobacco            $   16,236,256
                  Household & Personal Products - 0.1 %
                  Household Products - 0.1 %
2,205,000         Central Garden, 9.125%, 2/1/13 (b)        $    1,300,950
                  Total Household & Personal Products       $    1,300,950
                  Health Care Equipment & Services - 1.3 %
                  Health Care Facilities - 0.5 %
2,555,000         HCA, Inc., 9.125%, 11/15/14 (b)           $    2,369,763
3,815,000         HCA, Inc., 9.625%, 11/15/16                    2,975,700
                                                            $    5,345,463
                  Health Care Services - 0.2 %
2,665,000         Rural/Metro Corp., 9.875%, 3/15/15        $    2,132,000
                  Health Care Supplies - 0.3 %
5,040,000         Biomet, Inc., 10.375%, 10/15/17           $    3,981,600
                  Managed Health Care - 0.3 %
3,790,000         United Health Group 4.875%, 2/15/13       $    3,538,435
                  Total Health Care Equipment & Services    $   14,997,498
                  Pharmaceuticals & Biotechnology - 1.0 %
                  Biotechnology - 0.7 %
6,550,000         Biogen Idec, Inc., 6.0%, 3/1/13           $    6,478,520
1,977,000         Warner Chilcott Corp., 8.75%, 2/1/15           1,759,530
                                                            $    8,238,050
                  Pharmaceuticals - 0.3 %
3,710,000         Angiotech Pharmaceutical, 7.75%, 4/1/14   $      797,650
2,800,000         Phibro Animal Health Corp., 10.0, 8/1/13 (     2,240,000
                                                            $    3,037,650
                  Total Pharmaceuticals & Biotechnology     $   11,275,700
                  Banks - 3.5 %
                  Diversified Banks - 1.5 %
1,800,000         ALB Finance BV, 9.25%, 9/25/13 (b)        $      702,000
250,000           ALB Finance BV, 9.375%, 4/19/28                   50,000
2,725,000         ATF Bank JSC, 9.25%, 4/12/12 (144A)            1,866,135
975,000           ATF Capital BV, 9.25%, 2/21/14 (144A)            633,750
1,700,000  9.54   Banco Macro SA, Floating Rate Note, 6/7/12       493,000
1,000,000         Council of Europe, 5.5%, 1/18/12                 737,342
2,420,000         Kazkommerts International BV, 8.0%, 11/3/1     1,137,400
1,650,000         Russian Stand Bank, 7.5%, 10/7/10 (144A)         602,250
3,000,000         Sibacademfinance Plc, 9.0%, 5/12/09 (144A)     3,017,220
3,170,000         Turanalem Finance BV, 8.5%, 2/10/15 (144A)     1,363,100
4,020,000         Wachovia Corp., 5.75%, 6/15/17 (b)             4,001,271
3,725,000         Wells Fargo Co., 4.375%, 1/31/13 (b)           3,647,580
                                                            $   18,251,048
                  Regional Banks - 2.0 %
1,180,000         American Express Bank FSB, 5.5%, 4/16/13  $    1,117,743
1,500,000         Cobank, ACB, 7.875%, 4/16/18 (144A)            1,515,293
1,210,000         Keycorp, 6.5%, 5/14/13                         1,115,483
2,850,000         Mellon Funding Corp., 5.5%, 11/15/18           2,456,831
1,650,000         PNC Bank N.A., 6.0%, 12/7/17                   1,639,796
5,010,000  8.25   PNC Funding Corp., Floating Rate Note, 5/2     4,037,018
3,580,000         Sovereign Bancorp, 8.75%, 5/30/18              3,536,807
4,020,000         Wachovia Bank N.A., 6.0%, 11/15/17             3,880,611
2,000,000         Wells Fargo Capital, 9.75%, 12/29/49           2,020,000
1,195,000         Zions Bancorp, 5.5%, 11/16/15                    845,115
1,920,000         Zions Bancorp., 6.0%, 9/15/15                  1,427,833
                                                            $   23,592,530
                  Total Banks                               $   41,843,578
                  Diversified Financials - 5.6 %
                  Consumer Finance - 1.2 %
5,195,000         American General Finance, 6.9%, 12/15/17  $    2,248,256
6,250,000         American Honda Finance 6.7%, 10/1/13 (144A     6,300,056
4,180,000         Ford Motor Credit Co., 5.7%, 1/15/10           3,552,289
4,559,000  4.00   SLM Corp., Floating Rate Note, 7/25/14         2,298,785
                                                            $   14,399,386
                  Diversified Financial Services - 1.1 %
2,300,000  8.40   C VAR Perpetual, Floating Rate Note, 4/29/$    1,518,667
6,535,000         GATX Financial Corp., 6.0%, 2/15/18            5,809,673
7,300,000         JPMorgan Chase & Co., 7.9%, 4/29/49            6,072,359
                                                            $   13,400,699
                  Investment Banking & Brokerage - 1.3 %
15,310,000 5.79   Goldman Sachs Capital, Floating Rate Note,$    5,885,516
3,820,000         Merrill Lynch & Co., 5.45%, 2/5/13 (b)         3,671,960
7,175,000         Morgan Stanley Dean Witter, 6.625%, 4/1/18     6,294,556
                                                            $   15,852,032
                  Specialized Finance - 2.0 %
6,125,000         CIT Group Inc., 7.625%, 11/30/12 (b)      $    5,170,535
6,881,689         Coso Geothermal Power, 7.0%, 7/15/26 (144A     5,746,210
920,000           International Lease Finance Corp., 6.625%,       619,885
2,975,000         International Lease Finance Corp. 6.375%,      2,020,906
4,100,000         National Rural Utilities Corp., 10.375%, 1     4,798,673
8,200,000  7.68   NCO Group, Inc., Floating Rate Note, 11/15     4,100,000
                                                            $   22,456,209
                  Total Diversified Financials              $   66,108,326
                  Insurance - 3.5 %
                  Insurance Brokers - 0.1 %
1,700,000  6.68   Usi Holdings Corp., Floating Rate Note, 11$      690,625
                  Life & Health Insurance - 0.7 %
5,395,000         Presidential Life Corp., 7.875%, 2/15/09  $    5,078,044
3,645,000         Prudential Financial, 5.15%, 1/15/13           2,960,659
                                                            $    8,038,703
                  Multi-Line Insurance - 0.4 %
6,450,000         Liberty Mutual Group, 7.0%, 3/15/37 (144A)$    3,075,889
1,560,000         Liberty Mutual Group, 7.3%, 6/15/14 (144A)     1,460,729
1,455,000  10.75  Liberty Mutual Group, Floating Rate Note,        800,250
                                                            $    5,336,868
                  Property & Casualty Insurance - 1.3 %
5,586,000         Hanover Insurance Group, 7.625%, 10/15/25 $    3,351,600
5,250,000         Kingsway America, Inc., 7.5%, 2/1/14           4,374,038
4,475,000  14.00  MBIA, Inc., Floating Rate Note, 1/15/33  (     2,282,250
7,625,000         Platinum Underwriters HD, 7.5%, 6/1/17         4,949,685
                                                            $   14,957,573
                  Reinsurance - 1.0 %
850,000    15.20  Atlas Reinsurance Plc, Cat Bond, Floating $    1,160,672
250,000           Australis, Ltd., Floating Rate Note, 3/24/0      246,575
1,400,000  7.19   Blue Fin, Ltd., Floating Rate Note, 4/10/12    1,182,300
900,000    8.92   Caelus Re, Ltd., Floating Rate Note, 6/7/1       851,040
1,000,000  9.04   Eurus, Ltd., Floating Rate Note, 4/8/09          981,400
1,775,000  12.03  Globecat, Ltd., Cat Bond, Floating Rate No     1,689,623
250,000    8.78   Globecat, Ltd., Cat Bond, Floating Rate No       234,025
650,000    8.56   Green Valley, Ltd., Floating Rate Note, 1/       871,790
1,760,000  7.20   Muteki, Ltd., Cat Bond, Floating Rate Note     1,662,496
500,000           Mystic Re, Floating Rate Note, 5/31/09           492,100
275,000    7.45   Newton Re, Ltd., Cat Bond, Floating Rate No      270,930
565,000    9.75   Newton Re, Ltd., Cat Bond, Floating Rate N       537,654
1,000,000  9.40   Residential Re, Floating Rate Note, 6/6/11       957,800
300,000    12.68  Residential Rein, Cat Bond, Floating Rate        297,960
250,000    27.67  Successor II, Ltd., Cat Bond, Floating Rat       238,025
500,000    7.92   Willow RE, Ltd., Floating Rate Note, 6/16/       277,750
                                                            $   11,952,140
                  Total Insurance                           $   40,975,909
                  Real Estate - 1.4 %
                  Diversified Real Estate Activities - 0.3 %
5,200,000         WEA Finance LLC, 7.125%, 4/15/18          $    3,688,833
                  Real Estate Operating Companies - 0.2 %
650,000    9.76   Alto Palermo SA, Floating Rate Note, 6/11/$      273,390
6,550,000         Forest City Enterprises, 7.625%, 6/1/15        2,292,500
                                                            $    2,565,890
                  Retail Real Estate Investment Trust - 0.8 %
2,310,000         BF Saul Real Estate Investment Trust, 7.5%$    2,090,550
6,390,000         Trustreet Properties, Inc., 7.5%, 4/1/15       6,933,489
                                                            $    9,024,039
                  Specialized Real Estate Investment Trust - 0.1 %
1,550,000         Ventas Realty Capital Corp., 7.125%, 6/1/1$    1,212,875
                  Total Real Estate                         $   16,491,637
                  Software & Services - 0.8 %
                  Data Processing & Outsourced Services - 0.5 %
9,500,000         First Data Corp., 9.875%, 9/24/15 (144A)  $    5,747,500
                  IT Consulting & Other Services - 0.3 %
5,705,000         Sungard Data Systesm, Inc., 10.25%, 8/15/1$    3,765,300
                  Total Software & Services                 $    9,512,800
                  Technology Hardware & Equipment - 0.1 %
                  Electronic Manufacturing Services - 0.1 %
1,040,000         Flextronics Intl, Ltd., 6.5%, 5/15/13     $      821,600
                  Total Technology Hardware & Equipment     $      821,600
                  Semiconductors - 0.4%
                  Semiconductors - 0.1%
990,000           Freescale Semiconductor, 8.875%, 12/15/14 $      435,600
1,755,000         Freescale Semiconductor, 9.125%, 12/15/14        403,650
1,510,000  6.65   Freescale Semiconductor, Floating Rate Not       513,400
                                                            $    1,352,650
                  Semiconductor Equipment - 0.3 %
4,035,000         Klac Instruments Corp., 6.9%, 5/1/18           3,051,796
                  Total Semiconductors                      $    4,404,446
                  Telecommunication Services - 2.8 %
                  Integrated Telecommunication Services - 1.8 %
3,200,000         Embarq Corp., 7.082%, 6/1/16              $    2,464,000
4,700,000         GC Impsat Hldgs I Plc, 9.872%, 2/15/17 (14     3,290,000
2,780,000         GCI, Inc., 7.25%, 2/15/14                      2,168,400
3,035,000  10.46  Nordic Telephone Co. Holdings, Floating Ra     2,858,856
4,734,000         Paetec Holdings, 9.5%, 7/15/15 (b)             2,816,730
3,315,000         Verizon Communications, Inc., 8.75%, 11/1/     3,889,231
4,190,000         Windstream Corp., 8.625%, 8/1/16               3,708,150
                                                            $   21,195,367
                  Wireless Telecommunication Services - 1.0 %
5,845,000         Digicel, Ltd., 9.25%, 9/1/12 (144A)       $    4,968,250
2,780,000         Hughes Network System, 9.5%, 4/15/14           2,258,750
5,935,000         True Move Co., Ltd., 10.75%, 12/16/13 (144     2,195,950
4,195,000         Vip Fin, 9.125%, 4/30/18 (144A)                2,265,300
                                                            $   11,688,250
                  Total Telecommunication Services          $   32,883,617
                  Utilities - 3.9 %
                  Electric Utilities - 1.5 %
4,175,000         Caiua Serv Electricidad, 11.125%, 4/2/49 ($    1,795,250
2,878,305         FPL Energy Wind Funding, 6.876%, 6/27/17 (     2,702,009
2,475,000         Israel Electric Corp., 7.25%, 1/15/19 (144     2,308,309
1,430,000         Public Service of New Mexico, 7.95%, 5/15/     1,163,674
790,000           Southern California Edison Co., 5.75%, 3/1       827,871
6,205,000         TXU Energy Co., 10.25%, 11/1/15                4,405,550
4,125,000         West Penn Power Co., 5.95%, 12/15/17           3,475,115
1,650,000         White Pine Hydro Portfolio, 7.26%, 7/20/15     1,513,334
                                                            $   18,191,112
                  Gas Utilities - 0.7 %
1,000,000         Inergy LP, 8.25%, 3/1/16                  $      780,000
1,965,000         Nakilat Inc., 6.067%, 12/31/33 (144A)          1,316,982
3,820,000         Nakilat, Inc., 6.267%, 12/31/33 (144A)         2,559,744
7,030,000         Transport De Gas Del Sur, 7.875%, 5/14/17      3,655,600
                                                            $    8,312,326
                  Independent Power Producer & Energy Traders - 1.3 %
5,870,000         Intergen NV, 9.0%, 6/30/17                $    4,813,400
2,762,511         Juniper Generation, 6.79%, 12/31/14 (144A)     2,988,512
3,775,000         Kiowa Power Partners LLC, 5.737%, 3/30/21      2,889,234
2,980,000         Panoche Energy Center, 6.885%, 7/31/29 (14     2,522,987
2,806,218         Tenaska Alabama, 7.0%, 6/30/21 (144A)          2,201,020
                                                            $   15,415,153
                  Multi-Utilities - 0.4 %
3,700,000         NSG Holdings LLC, 7.75%, 12/15/25 (144A)  $    2,886,000
1,760,000         Public Service of New Mexico, 9.25%, 5/15/     1,399,200
                                                            $    4,285,200
                  Total Utilities                           $   46,203,791
                  TOTAL CORPORATE BONDS
                  (Cost  $786,372,674)                      $  546,917,934

                  U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.7% %
111,394           Federal Home Loan Mortgage Corp., 4.5%, 11$      114,611
1,987,386         Federal Home Loan Mortgage Corp., 4.5%, 11     2,037,337
305,269           Federal Home Loan Mortgage Corp., 4.5%, 4/       312,941
6,266,632         Federal Home Loan Mortgage Corp., 4.5%, 5/     6,424,137
2,420,068         Federal Home Loan Mortgage Corp., 4.5%, 7/     2,480,894
123,898           Federal Home Loan Mortgage Corp., 4.5%, 8/       127,477
4,966,523         Federal Home Loan Mortgage Corp., 4.5%, 10     5,041,727
508,627           Federal Home Loan Mortgage Corp., 5.0%, 11       520,649
783,395           Federal Home Loan Mortgage Corp., 5.0%, 5/       801,912
1,876,624         Federal Home Loan Mortgage Corp., 5.0%, 7/     1,920,394
2,671,558         Federal Home Loan Mortgage Corp., 5.0%, 1/     2,747,471
1,662,240         Federal Home Loan Mortgage Corp., 5.0%, 6/     1,700,750
720,042           Federal Home Loan Mortgage Corp., 5.5%, 1/       738,412
135,481           Federal Home Loan Mortgage Corp., 5.5%, 10       140,476
1,738,574         Federal Home Loan Mortgage Corp., 5.5%, 11     1,784,618
161,897           Federal Home Loan Mortgage Corp., 5.5%, 4/       166,438
26,585            Federal Home Loan Mortgage Corp., 6.0% 3/1        27,475
154,320           Federal Home Loan Mortgage Corp., 6.0%, 1/       159,559
100,764           Federal Home Loan Mortgage Corp., 6.0%, 1/       104,138
62,179            Federal Home Loan Mortgage Corp., 6.0%, 1/        64,289
200,150           Federal Home Loan Mortgage Corp., 6.0%, 1/       206,851
113,555           Federal Home Loan Mortgage Corp., 6.0%, 3/       117,411
230,230           Federal Home Loan Mortgage Corp., 6.0%, 3/       237,938
1,400,411         Federal Home Loan Mortgage Corp., 6.0%, 6/     1,449,691
2,559,016         Federal Home Loan Mortgage Corp., 6.0%, 6/     2,639,495
1,228,364         Federal Home Loan Mortgage Corp., 6.0%, 8/     1,268,147
13,330            Federal Home Loan Mortgage Corp., 6.5% 9/1        13,909
400,065           Federal Home Loan Mortgage Corp., 6.5%, 10       419,244
2,671,679         Federal National Mortgage Association, 4.0     2,741,334
3,808,886         Federal National Mortgage Association, 4.5     3,866,508
3,969,800         Federal National Mortgage Association, 4.5     4,029,857
3,689,518         Federal National Mortgage Association, 4.5     3,802,459
2,198,796         Federal National Mortgage Association, 4.5     2,232,184
1,622,759         Federal National Mortgage Association, 4.5     1,663,038
3,892,463         Federal National Mortgage Association, 4.5     4,011,617
3,973,834         Federal National Mortgage Association, 4.5     4,033,952
1,350,607         Federal National Mortgage Association, 4.5     1,384,131
2,134,929         Federal National Mortgage Association, 4.5     2,167,681
1,916,064         Federal National Mortgage Association, 4.5     1,945,458
59,470            Federal National Mortgage Association, 5.0        60,801
4,897,178         Federal National Mortgage Association, 5.0     5,005,767
690,403           Federal National Mortgage Association, 5.0       705,859
43,681            Federal National Mortgage Association, 5.0        44,659
727,764           Federal National Mortgage Association, 5.0       744,056
47,452            Federal National Mortgage Association, 5.0        48,514
55,791            Federal National Mortgage Association, 5.0        57,040
47,582            Federal National Mortgage Association, 5.0        48,647
3,100,967         Federal National Mortgage Association, 5.0     3,174,262
744,547           Federal National Mortgage Association, 5.0       761,214
746,820           Federal National Mortgage Association, 5.0       763,539
5,016,525         Federal National Mortgage Association, 5.0     5,157,220
680,801           Federal National Mortgage Association, 5.0       696,042
41,273            Federal National Mortgage Association, 5.0        42,197
68,464            Federal National Mortgage Association, 5.0        69,997
6,709,091         Federal National Mortgage Association, 5.0     6,857,858
295,604           Federal National Mortgage Association, 5.0       303,894
785,176           Federal National Mortgage Association, 5.0       802,630
803,625           Federal National Mortgage Association, 5.0       821,489
1,809,484         Federal National Mortgage Association, 5.0     1,860,233
522,860           Federal National Mortgage Association, 5.0       537,525
4,679,315         Federal National Mortgage Association, 5.0     4,783,074
7,528,561         Federal National Mortgage Association, 5.0     7,695,498
30,191            Federal National Mortgage Association, 5.0        30,866
19,840            Federal National Mortgage Association, 5.0        20,285
712,748           Federal National Mortgage Association, 5.0       728,704
40,337            Federal National Mortgage Association, 5.0        41,240
57,425            Federal National Mortgage Association, 5.0        58,711
48,887            Federal National Mortgage Association, 5.0        49,982
4,683,133         Federal National Mortgage Association, 5.0     4,816,206
3,530,059         Federal National Mortgage Association, 5.0     3,628,711
810,005           Federal National Mortgage Association, 5.5       840,120
420,595           Federal National Mortgage Association, 5.5       435,180
2,092,286         Federal National Mortgage Association, 5.5     2,147,298
3,609,606         Federal National Mortgage Association, 5.5     3,713,498
7,820             Federal National Mortgage Association, 5.5         8,025
998,576           Federal National Mortgage Association, 5.5     1,033,205
4,566,993         Federal National Mortgage Association, 5.5     4,693,132
698,494           Federal National Mortgage Association, 5.5       716,859
646,351           Federal National Mortgage Association, 5.5       669,169
1,224,155         Federal National Mortgage Association, 5.5     1,257,871
318,018           Federal National Mortgage Association, 5.5       326,777
411,623           Federal National Mortgage Association, 5.5       425,082
170,053           Federal National Mortgage Association, 5.5       174,736
426,828           Federal National Mortgage Association, 5.5       438,584
3,190,908         Federal National Mortgage Association, 5.5     3,294,584
1,449,709         Federal National Mortgage Association, 5.5     1,487,826
61,675            Federal National Mortgage Association, 6.0        63,730
85,896            Federal National Mortgage Association, 6.0        88,758
22,008            Federal National Mortgage Association, 6.0        22,741
44,633            Federal National Mortgage Association, 6.0        46,121
811,225           Federal National Mortgage Association, 6.0       838,258
516,026           Federal National Mortgage Association, 6.0       532,899
598,796           Federal National Mortgage Association, 6.0       618,376
6,153,917         Federal National Mortgage Association, 6.0     6,342,297
12,554            Federal National Mortgage Association, 6.0        12,998
48,616            Federal National Mortgage Association, 6.0        50,236
66,231            Federal National Mortgage Association, 6.0        68,438
425,802           Federal National Mortgage Association, 6.0       443,362
4,346,738         Federal National Mortgage Association, 6.0     4,482,514
36,035            Federal National Mortgage Association, 6.5        37,600
26,926            Federal National Mortgage Association, 6.5        28,096
5,656             Federal National Mortgage Association, 6.5         5,927
15,617            Federal National Mortgage Association, 6.5        16,296
1,960             Federal National Mortgage Association, 6.5         2,051
17,469            Federal National Mortgage Association, 6.5        18,282
1,247             Federal National Mortgage Association, 6.5         1,305
3,608             Federal National Mortgage Association, 6.5         3,776
18,278            Federal National Mortgage Association, 6.5        19,130
956,938           Federal National Mortgage Association, 6.5       998,505
631,612           Federal National Mortgage Association, 6.5       662,076
1,208             Federal National Mortgage Association, 7.0         1,278
1,461             Federal National Mortgage Association, 7.0         1,545
5,452             Federal National Mortgage Association, 7.0         5,767
5,076             Federal National Mortgage Association, 7.0         5,371
2,759             Federal National Mortgage Association, 7.5         2,928
855,243           Government National Mortgage Association,        874,801
192,322           Government National Mortgage Association,        196,600
2,739,916         Government National Mortgage Association,      2,772,316
847,637           Government National Mortgage Association,        865,961
596,446           Government National Mortgage Association,        609,340
1,313,147         Government National Mortgage Association,      1,343,175
120,712           Government National Mortgage Association,        124,060
226,207           Government National Mortgage Association,        232,486
614,478           Government National Mortgage Association,        631,534
167,058           Government National Mortgage Association,        171,695
1,019,949         Government National Mortgage Association,      1,070,445
141,701           Government National Mortgage Association,        148,716
191,187           Government National Mortgage Association,        196,523
89,532            Government National Mortgage Association,         92,031
325,366           Government National Mortgage Association,        341,925
49,792            Government National Mortgage Association,         51,182
39,940            Government National Mortgage Association,         41,049
95,367            Government National Mortgage Association,         98,014
1,930,137         Government National Mortgage Association,      1,984,919
539,832           Government National Mortgage Association,        554,901
284,000           Government National Mortgage Association,        291,927
260,972           Government National Mortgage Association,        268,216
691,910           Government National Mortgage Association,        711,116
299,655           Government National Mortgage Association,        307,973
983,684           Government National Mortgage Association,      1,010,988
241,719           Government National Mortgage Association,        248,429
36,446            Government National Mortgage Association,         37,504
326,348           Government National Mortgage Association,        335,611
814,639           Government National Mortgage Association,        837,760
649,297           Government National Mortgage Association,        667,725
710,843           Government National Mortgage Association,        731,019
862,356           Government National Mortgage Association,        886,832
33,115            Government National Mortgage Association,         34,055
41,910            Government National Mortgage Association,         43,080
22,790            Government National Mortgage Association,         23,426
83,369            Government National Mortgage Association,         85,683
812,160           Government National Mortgage Association,        834,703
599,203           Government National Mortgage Association,        615,835
38,119            Government National Mortgage Association,         39,177
25,030            Government National Mortgage Association,         25,756
69,820            Government National Mortgage Association,         71,769
18,527            Government National Mortgage Association,         19,044
117,495           Government National Mortgage Association,        120,756
461,749           Government National Mortgage Association,        474,566
117,027           Government National Mortgage Association,        120,276
53,999            Government National Mortgage Association,         55,498
819,915           Government National Mortgage Association,        842,674
1,363,769         Government National Mortgage Association,      1,401,624
87,627            Government National Mortgage Association,         90,060
648,727           Government National Mortgage Association,        666,734
150,922           Government National Mortgage Association,        155,111
347,712           Government National Mortgage Association,        357,364
1,763,515         Government National Mortgage Association,      1,812,465
840,727           Government National Mortgage Association,        864,064
2,533,447         Government National Mortgage Association,      2,608,519
234,203           Government National Mortgage Association,        240,651
851,748           Government National Mortgage Association,        875,524
822,393           Government National Mortgage Association,        845,349
378,449           Government National Mortgage Association,        388,954
4,956,525         Government National Mortgage Association,      5,097,203
279,913           Government National Mortgage Association,        287,727
812,487           Government National Mortgage Association,        835,040
1,720,424         Government National Mortgage Association,      1,768,179
36,581            Government National Mortgage Association,         37,597
19,058            Government National Mortgage Association,         19,611
79,406            Government National Mortgage Association,         81,660
980,098           Government National Mortgage Association,      1,007,303
26,302            Government National Mortgage Association,         27,032
202,965           Government National Mortgage Association,        208,599
21,985            Government National Mortgage Association,         22,636
214,800           Government National Mortgage Association 5       220,762
5,268,413         Government National Mortgage Association 5     5,414,650
27,093            Government National Mortgage Association,         28,000
1,730,087         Government National Mortgage Association,      1,785,901
4,963,206         Government National Mortgage Association,      5,123,324
7,231,338         Government National Mortgage Association,      7,464,628
1,233,125         Government National Mortgage Association,      1,273,677
783,107           Government National Mortgage Association,        808,615
1,812,928         Government National Mortgage Association,      1,871,415
1,316,152         Government National Mortgage Association,      1,381,536
152,762           Government National Mortgage Association,        160,351
1,360,483         Government National Mortgage Association,      1,405,224
1,898,750         Government National Mortgage Association,      1,961,192
12,086            Government National Mortgage Association,         12,694
1,776,832         Government National Mortgage Association,      1,834,710
3,826,856         Government National Mortgage Association,      3,951,510
2,442,521         Government National Mortgage Association,      2,522,083
145               Government National Mortgage Association,            149
15,722,155        Government National Mortgage Association,     16,229,368
93,371            Government National Mortgage Association,         98,097
1,316,726         Government National Mortgage Association,      1,360,028
5,763,354         Government National Mortgage Association,      5,951,087
563,200           Government National Mortgage Association,        582,073
1,254,156         Government National Mortgage Association,      1,295,400
216,651           Government National Mortgage Association,        227,414
998,989           Government National Mortgage Association,      1,048,618
738,639           Government National Mortgage Association,        775,334
1,133,191         Government National Mortgage Association,      1,189,486
822,388           Government National Mortgage Association,        851,036
3,464             Government National Mortgage Association,          3,482
357,641           Government National Mortgage Association,        377,392
407,787           Government National Mortgage Association,        430,212
36,307            Government National Mortgage Association,         37,572
585,131           Government National Mortgage Association,        605,513
254,325           Government National Mortgage Association,        262,985
1,005,421         Government National Mortgage Association,      1,040,445
3,706,225         Government National Mortgage Association,      3,830,697
116,574           Government National Mortgage Association,        122,994
47,635            Government National Mortgage Association,         50,210
1,088,707         Government National Mortgage Association,      1,126,631
122,885           Government National Mortgage Association,        129,681
25,867            Government National Mortgage Association,         26,768
463,281           Government National Mortgage Association,        479,419
43,757            Government National Mortgage Association,         45,281
313,390           Government National Mortgage Association,        324,307
4,351             Government National Mortgage Association,          4,591
27,994            Government National Mortgage Association,         28,969
34,997            Government National Mortgage Association,         36,216
59,201            Government National Mortgage Association,         61,263
208,330           Government National Mortgage Association,        215,587
299,934           Government National Mortgage Association,        310,382
47,007            Government National Mortgage Association,         49,607
235,675           Government National Mortgage Association,        248,690
12,056            Government National Mortgage Association,         12,720
105,091           Government National Mortgage Association,        108,752
528,892           Government National Mortgage Association,        547,316
2,159,441         Government National Mortgage Association,      2,234,664
9,875             Government National Mortgage Association,         10,421
333,685           Government National Mortgage Association,        352,035
909,728           Government National Mortgage Association,        959,755
269,859           Government National Mortgage Association,        279,260
7,456             Government National Mortgage Association,          7,868
918,701           Government National Mortgage Association,        969,221
229,916           Government National Mortgage Association,        242,560
806,020           Government National Mortgage Association,        834,097
490,056           Government National Mortgage Association,        507,127
8,730,671         Government National Mortgage Association,      9,023,887
2,144             Government National Mortgage Association,          2,262
901,866           Government National Mortgage Association,        935,343
385,577           Government National Mortgage Association,        406,337
681,488           Government National Mortgage Association,        705,228
55,807            Government National Mortgage Association,         57,751
18,024            Government National Mortgage Association,         18,944
1,116             Government National Mortgage Association,          1,175
24,463            Government National Mortgage Association,         25,713
6,320             Government National Mortgage Association,          6,643
41,159            Government National Mortgage Association,         43,261
19,563            Government National Mortgage Association,         20,562
144,927           Government National Mortgage Association,        152,331
295,928           Government National Mortgage Association,        312,094
21,326            Government National Mortgage Association,         22,416
11,810            Government National Mortgage Association,         12,414
7,614             Government National Mortgage Association,          8,027
102,439           Government National Mortgage Association,        107,672
13,658            Government National Mortgage Association,         14,356
11,609            Government National Mortgage Association,         12,202
35,726            Government National Mortgage Association,         37,551
36,288            Government National Mortgage Association,         38,142
45,310            Government National Mortgage Association,         47,214
102,914           Government National Mortgage Association,        108,171
16,504            Government National Mortgage Association,         17,348
18,918            Government National Mortgage Association,         19,884
311,446           Government National Mortgage Association,        327,356
86,749            Government National Mortgage Association,         91,181
14,350            Government National Mortgage Association,         15,083
2,721             Government National Mortgage Association,          2,879
1,391             Government National Mortgage Association,          1,472
3,485             Government National Mortgage Association,          3,688
4,627             Government National Mortgage Association,          4,893
14,550            Government National Mortgage Association,         15,397
193               Government National Mortgage Association,            204
1,960             Government National Mortgage Association,          2,091
184,193           Government National Mortgage Assoication,        188,175
1,441             Government National Mortgage Association I         1,515
7,877             Government National Mortgage Association I         8,329
2,773,905         Government National Mortgage Association I     2,806,707
5,382,671         Government National Mortgage Association I     5,443,935
755,976           Government National Mortgage Association I       778,665
669,307           Government National Mortgage Association I       692,645
351,369           Government National Mortgage Association I       362,912
15,311            Government National Mortgage Association I        16,126
3,000,000         U.S. Treasury Bonds, 5.25%, 11/15/28           3,960,936
10,514,272        U.S. Treasury Inflation Notes, 1.875%, 7/1     9,931,876
1,500,000         U.S. Treasury Notes, 4.25%, 8/15/15            1,741,875
5,085,000         U.S. Treasury Notes, 4.375%, 2/15/38           6,810,722
325,000           U.S. Treasury Notes, 4.50%, 11/15/15             385,430
1,095,000         U.S. Treasury Notes, 5.0%, 5/15/37             1,586,552
4,005,000         U.S. Treasury Notes, 5.375%, 2/15/31           5,503,126
7,800,000         U.S. Treasury Strip, 0.0%, 11/15/13            7,201,256
                                                            $  338,773,020
                  TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                  (Cost  $320,483,904)                      $  338,773,020

                  FOREIGN GOVERNMENT BONDS - 6.3 %
4,870,000,0ITL    Banco Nac De Desen Econo, 8.0%, 4/28/10   $    3,457,236
90,450,000 SEK    Government of Sweden, 5.25%, 3/15/11          12,454,000
28,645,000 SEK    Government of Sweden, 5.5%, 10/8/12            4,138,323
13,755,000 EURO   Government of France, 3.75%, 4/25/17          19,839,099
1,511,399,3JPY    Japan Government CPI Link, 1.1%, 12/10/16     14,448,911
1,675,000         Korea Development Bank, 5.3%, 1/17/13          1,524,920
20,293,000 NOK    Norwegian Government, 6.0%, 5/16/11            3,130,544
24,450,000 NOK    Norwegian Government, 5.5%, 5/15/09            3,554,891
5,344,000  AUD    Ontario Province, 5.5%, 4/23/13                3,997,259
6,780,000  AUD    Queensland Treasury, 6.0%, 8/14/13             5,063,268
2,878,415         Republic of Columbia, 9.75%, 4/9/2011          2,979,159
                                                            $   74,587,610
                  TOTAL FOREIGN GOVERNMENT BONDS
                  (Cost  $70,051,797)                       $   74,587,610

                  MUNICIPAL BONDS - 1.5 %
                  Municipal  Airport - 0.1 %
2,450,000         New Jersey Economic Development Authority $    1,293,821
745,000           New Jersey Economic Development Authority,       387,594
                                                            $    1,681,415
                  Municipal  Facilities - 0.2 %
3,575,000         Charlotte North Carolina Special Facilitie$    1,733,053
                  Municipal  Higher Education - 1.2 %
5,190,000         California State University Revenue, 5.0%,$    4,779,679
5,050,000         Conneticut State Health & Education, 5.0%,     4,985,310
1,000,000         Houston Higher Education Finance Corp., 5.       939,590
3,355,000         New York State Dormitory Authority, 5.0%,      3,324,333
                                                            $   14,028,912
                  TOTAL MUNICIPAL BONDS
                  (Cost  $18,216,640)                       $   17,443,380

                  SENIOR FLOATING RATE LOAN INTERESTS - 5.1 % **
                  Energy - 0.5 %
                  Integrated Oil & Gas - 0.1 %
2,887,763         Hudson Products Holdings, Inc., Term Loan,$    2,287,050
                  Oil & Gas Exploration & Production - 0.3 %
4,093,697         Calpine Corp., 1st Priority Term Loan, 4.3$    3,044,320
400,000           Venoco, Inc., 2nd Lien Term Loan, 6.25%, 5       262,500
                                                            $    3,306,820
                  Total Energy                              $    5,593,870
                  Materials - 0.3 %
                  Paper Packaging - 0.0 %
599,862           Graphic Packaging International, Inc., Inc$      448,500
                  Steel - 0.2 %
4,201,992         Algoma Steel, Inc., Term Loan, 4.42%, 6/20$    2,611,850
                  Total Materials                           $    3,060,350
                  Capital Goods - 0.3 %
                  Aerospace & Defense - 0.3 %
4,694,294         Aeroflex, Inc., Tranche B-1 Term Loan, 5.4$    2,957,410
                  Construction & Engineering - 0.0 %
593,814           Custom Building Products, Inc., 1st Lien T$      408,742
275,000           Custom Building Products, Inc., 2st Lien T       156,750
                                                            $      565,492
                  Industrial Conglomerates - 0.0 %
608,253           Kansas City Southern Railway Corp., 0.0%, $      501,809
                  Total Capital Goods                       $    4,024,711
                  Commercial Services & Supplies - 0.1 %
                  Commercial Printing - 0.0 %
13,552            Cenveo Resources, Delayed Draw Term Loan, $        8,097
406,702           Cenveo Resources, Term C Facility Loan, 3.       243,004
                                                            $      251,101
                  Environmental & Facilities Services - 0.0 %
737,513           Synagro Technologies, Inc., 1st Lien Term $      499,080
                  Total Commercial Services & Supplies      $      750,181
                  Transportation - 0.1 %
                  Air Freight & Couriers - 0.1 %
500,579           Ceva Group Plc, Additional Pre-Funded Term$      310,359
1,510,006         Ceva Group Plc, U.S. Term Loan, 5.05%, 11/       936,204
                                                            $    1,246,563
                  Total Transportation                      $    1,246,563
                  Automobiles & Components - 0.2 %
                  Tires & Rubber - 0.2 %
3,950,000         Goodyear Tire & Rubber Co., 2nd Lien Term $    2,537,875
                  Total Automobiles & Components            $    2,537,875
                  Consumer Durables & Apparel - 0.1 %
                  Homebuilding - 0.0 %
1,161,588         LandSource Communities Development, Roll-U$      267,165
                  Housewares & Specialties - 0.1 %
1,689,278         Jarden Corp., Term B3 Loan, 3.96%, 1/24/12$    1,322,670
                  Total Consumer Durables & Apparel         $    1,589,835
                  Consumer Services - 0.3 %
                  Casinos & Gaming - 0.3 %
1,266,914         Gateway Casinos & Entertainment, Term Adva$      563,777
6,271,225         Gateway Casinos & Entertainment, Delayed D     2,797,740
                                                            $    3,361,517
                  Business Services- 0.0 %
245,625           Brickman Holdings, Tranche B Term Loan, 3.$      150,210
                  Total Consumer Services                   $    3,511,727
                  Media - 0.2 %
                  Cable & Satellite - 0.1 %
1,290,250         Charter Communications, Incremental Term L$    1,031,570
1,069,200         Charter Communications, Replacement Loan,        793,210
847,100           Knology, Inc., Term Loan, 6.4%, 4/30/12          488,320
                                                            $    2,313,100
                  Total Media                               $    2,313,100
                  Retailing - 0.0 %
                  Specialty Stores - 0.0 %
674,436           Sally Holdings LLC, Term B Loan, 3.87%, 11$      484,590
                  Total Retailing                           $      484,590
                  Household & Personal Products - 0.0 %
                  Household Products - 0.0 %
461,635           Yankee Candle Co., Term Loan, 3.4%, 2/6/14$      237,280
                  Total Household & Personal Products       $      237,280
                  Health Care Equipment & Services - 0.9 %
                  Health Care Equipment - 0.4 %
5,343,839         Talecris Biotherapeutics Holdings, 1st Lie$    4,689,219
                  Health Care Facilities - 0.3 %
2,028,268         CHS/Community Health Systems, Inc., Funded$    1,589,148
103,732           CHS/Community Health Systems, Inc., Delaye        81,274
1,488,863         Sun Health Care Group, Inc., Term Loan, 4.     1,027,316
337,931           Sun Health Care Group, Inc., Synthetic Ter       233,172
204,495           Sun Health Care Group, Inc., Delayed Draw        141,160
                                                            $    3,072,070
                  Health Care Supplies - 0.2 %
4,500,000         IM U.S. Holdings LLC, Term Loan, 6.14%, 6/$    2,745,000
                  Total Health Care Equipment & Services    $   10,506,289
                  Pharmaceuticals & Biotechnology - 0.1 %
                  Life Sciences Tools & Services - 0.1 %
1,685,775         Life Technologies Corp., Term B Facility, $    1,588,600
                  Total Pharmaceuticals & Biotechnology     $    1,588,600
                  Diversified Financials - 0.1 %
                  Specialized Finance - 0.1 %
2,399,591         Ace Cash Express, Inc., Term Loan, 3.46%, $    1,229,790
                  Total Diversified Financials              $    1,229,790
                  Insurance - 0.3 %
                  Insurance Brokers - 0.3 %
4,443,750         Alliant Holdings I, Inc., Term Loan, 4.46%$    2,673,000
1,576,000         USI Holdings Corp., Tranche B Term Loan, 4       679,400
                                                            $    3,352,400
                  Multi-Line Insurance - 0.0 %
395,980           AmWins Group, Inc., Initial Term Loan, 4.1$      234,220
                  Total Insurance                           $    3,586,620
                  Software & Services - 0.1 %
                  Systems Software - 0.1 %
1,333,300         Macrovision Solutions Corp., Term Loan, 6.$    1,216,350
                  Total Software & Services                 $    1,216,350
                  Technology Hardware & Equipment - 0.6 %
                  Electronic Equipment & Instruments - 0.6 %
2,885,861         H3C Co., Ltd., Tranche B Term Loan, 6.7%, $    2,380,835
1,431,875         L-1 Identity Solutions, Inc., Term Loan, 7     1,279,620
3,637,323         Scitor Corp., Term Loan, 4.72%, 9/28/14        3,349,020
                                                            $    7,009,475
                  Total Technology Hardware & Equipment     $    7,009,475
                  Semiconductors - 0.3%
                  Semiconductor Equipment - 0.2 %
1,173,758         Flextronics Semiconductor, A1A Delayed Dra$      757,030
4,084,679         Flextronics Semiconductor, Closing Date Lo     2,634,470
                                                            $    3,391,500
                  Semiconductors - 0.1 %
1,862,000         Freescale Semiconductor, Term Loan, 3.93%,$    1,090,304
                  Total Semiconductors                      $    4,481,804
                  Telecommunication Services - 0.3 %
                  Integrated Telecommunication Services - 0.3 %
435,160           Telesat Canada, U.S. Term Loan I, 4.46%, 1$      301,480
5,066,531         Telesat Canada, U.S. Term Loan II, 6.1%, 1     3,513,684
                                                            $    3,815,164
                  Total Telecommunication Services          $    3,815,164
                  Utilities - 0.1 %
                  Independent Power Producer & Energy Traders - 0.1 %
1,357,464         NRG Energy, Inc., Term Loan, 2.67%, 2/1/13$    1,184,048
668,888           NRG Energy, Inc., Credit Linked Term Loan,       583,438
                                                            $    1,767,486
                  Total Utilities                           $    1,767,486
                  TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                  (Cost  $85,794,032)                       $   60,551,660

                  TEMPORARY CASH INVESTMENT - 5.0 %
                  Securities Lending Collateral  - 5.0 % (c)
                  Certificates of Deposit:
1,360,354         Abbey National Plc, 3.15%, 8/13/09        $    1,360,354
1,360,169         Bank of Nova Scotia, 3.21%, 5/5/09             1,360,169
2,173,948         Bank of Scotland NY, 2.92%, 6/5/09             2,173,948
2,448,637         Barclays Bank, 1.5%, 5/27/09                   2,448,637
432,507           Calyon NY, 4.62%, 1/16/09                        432,507
2,720,707         CBA, 4.87%, 7/16/09                            2,720,707
2,448,637         DNB NOR Bank ASA NY, 3.04%, 6/5/09             2,448,637
2,492,168         Intesa SanPaolo S.p.A., 1.44%, 5/22/09         2,492,168
157,587           NORDEA NY, 4.13%, 4/9/09                         157,587
2,040,531         Royal Bank of Canada NY, 2.7%, 8/7/09          2,040,531
1,360,354         Royal Bank of Scotland, 3.06%, 3/5/09          1,360,354
271,945           Skandinavian Enskilda Bank NY, 3.06%, 2/13/      271,945
2,720,707         Societe Generale, 3.29%, 9/4/09                2,720,707
2,448,637         Svenska Bank NY, 4.61%, 7/8/09                 2,448,637
2,720,707         U.S. Bank NA, 2.25%, 8/24/09                   2,720,707
                                                            $   27,157,594
                  Commercial Paper:
259,253           BBVA U.S., 2.83%, 3/12/09                 $      259,253
2,720,707         Monumental Global Funding, Ltd., 2.5%, 8/17    2,720,707
1,360,354         CME Group, Inc., 2.9%, 8/6/09                  1,360,354
1,360,210         General Electric Capital Corp., 2.86%, 3/16    1,360,210
2,671,735         American Honda Finance Corp., 4.95%, 7/14/0    2,671,735
2,720,707         HSBC Bank, Inc., 2.5%, 8/14/09                 2,720,707
1,360,354         IBM, 2.39%, 9/25/09                            1,360,354
2,448,637         MetLife Global Funding, 3.19%, 6/12/09         2,448,637
2,448,637         New York Life Global, 2.13%, 9/4/09            2,448,637
2,312,601         Westpac Banking Corp., 2.34%, 6/1/09           2,312,601
                                                            $   19,663,194
                  Tri-party Repurchase Agreements:
5,985,556         Deutsche Bank, 0.25%, 1/2/09              $    5,985,556
462,194           Barclays Capital Markets, 0.5%, 1/2/09           462,194
                                                            $    6,447,750
                  Time Deposit:
2,720,707         BNP Paribas, 0.01%, 1/2/09                $    2,720,707

                  Money Market Mutual Fund:
680,177           Columbia Government Reserves Fund         $      680,177
2,040,531         JP Morgan, U.S. Government Money Market Fun    2,040,531
                                                            $    2,720,707
                  TOTAL TEMPORARY CASH INVESTMENT
                  (Cost $58,709,953)                        $   58,709,953
                  TOTAL INVESTMENT IN SECURITIES - 105.7%
                  (Cost  $1,509,862,752)(a)                 $1,247,016,713
                  OTHER ASSETS AND LIABILITIES - (5.7)%     $ (67,632,327)
                  TOTAL NET ASSETS - 100.0%                 $1,179,384,386

*                 Non-income producing security.

PIK               Represents a pay in kind security.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a
                  transaction exempt from registration.  At December 31, 2008, the value of these securities amounted to $182,993,278
                  or 15.5% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the
                  prime rate offered by one or more major United States banks,
                  (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At December 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of
$1,509,862,752
                  was as follows:

                  Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 16,067,241

                  Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (278,913,280)

                  Net unrealized loss                       $(262,846,039)

(b) At December 31, 2008, the following securities were out on loan:

Principal
Amount Description                                    Value
488,000           Ainsworth Lumber, 11.0%, 7/29/15 (144A)   $  292,800
2,555,000         Allison Transmission 11.0%, 11/1/15 (144A)  1,251,950
250,000           Autonation, Inc., 7.0%, 4/15/14              182,500
735,000           BE Aerospace, Inc., 8.5%, 7/1/18             661,500
150,000           Baldor Electric, 8.625%, 2/15/17             111,750
2,862,000         C8 Capital SPV, Ltd., Floating Rate Note, 1 1,451,034
1,450,000         CIT Group Inc., 7.625%, 11/30/12            1,224,045
2,110,000         Central Garden, 9.125%, 2/1/13              1,244,900
1,750,000         CMA CGM SA, 7.25%, 2/1/13 (144A)             787,500
1,480,000         Complete Production Service, 8.0%, 12/15/16  932,400
3,380,000         Constellation Brands, Inc., 8.375%, 12/15/1 3,211,000
3,000,000         CII Carbon LLC, 11.125%, 11/15/15           1,920,000
2,000,000         Freeport-McMoran Copper & Gold, Floating Ra 1,320,000
980,000           Freescale Semiconductor, 8.875%, 12/15/14    431,200
532,000           General Cable Corp., 1.0%, 10/15/12          331,835
2,773,000         Georgia Gulf Corp., 9.50%, 10/15/14          831,900
7,120,000         Graham Packaging Co., 8.5%, 10/15/12        5,073,000
427,000           HCA, Inc., 9.125%, 11/15/14                  396,043
3,010,000         Intelsat Sub Holdings, 8.5%, 1/15/13 (144A) 2,784,250
5,171,000         Kinder Morgan Energy, 5.95%, 2/15/18        4,413,268
4,400,000         MBIA, Inc., Floating Rate Note, 1/15/33  (1 2,244,000
736,000           Merrill Lynch & Co., 5.45%, 2/5/13           707,477
1,000,000         NII Holdings, 3.125%, 6/15/12                606,250
2,330,000         Paetec Holdings, 9.5%, 7/15/15              1,386,350
4,720,000         Sally Holdings, 9.25%, 11/15/14 (144A)      4,059,200
2,970,000         Sibacademfinance Plc, 9.0%, 5/12/09 (144A)  2,987,048
3,123,000         Tenneco Automotive, Inc., 8.625%, 11/15/14  1,186,740
5,601,000         Texas Competitive Electronics, 10.25%, 1/11 4,074,728
1,535,000         Turanalem Finance BV, 8.5%, 2/10/15 (144A)   660,050
5,079,000         Univision Communications, 9.75%, 3/15/15 (P  634,875
2,791,000         Verasun Energy Corp., 9.875%, 12/15/12      1,674,600
3,800,000         Wachovia Corp., 5.75%, 6/15/17              3,782,296
1,900,000         Wells Fargo Co., 4.375%, 1/31/13            1,860,511
535,000           Yankee Acquisition Corp., 8.5%, 2/15/15      249,444
2,330,000         Yankee Acquisition Corp., 9.75%, 2/15/17     978,600
1,500,000         ALB Finance BV, 9.25%, 9/25/13               585,000

Shares
2,100             Ainsworth Lumber Co., Ltd. *                  1,712
67,500            Delta Air Lines, Inc. *                      773,549
                                                            $ 57,305,305
***               Indicates pending sale at December 31, 2008

(c) Debt obligation originally issued at one coupon which converts to a higher coupon at a specified date.
                  The rate shown is the rate at period end.

(d)               Securities Lending Collateral is managed by Credit Suisse

NOTE:             Principal amounts are denominated in U.S. Dollars unless
otherwise denoted:

AUD               Australian Dollar
DKK               Danish Krone
EURO              Euro
ITL               Italian Lira
JPY               Japanese Yen
NOK               Norwegian Krone
SEK               Swedish Krone

                  FAS 157 Footnote Disclosures
                  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                  Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                  Level 1 - quoted prices in active markets for identical securities
                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                  The following is a summary of the inputs used as of December
                      31, 2008, in valuing the Fund's assets:

                  Valuation Inputs                           Investments
                                                             in Securities
                  Level 1 - Quoted Prices                     7,048,850
                  Level 2 - Other Significant Observable Inpu1,239,967,863
                  Level 3 - Significant Unobservable Inputs       0
                  Total                                      1,247,016,713


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.